LOANS RECEIVABLE (Tables)	12 Months Ended
Nov. 30, 2018
Loans Receivable [Abstract]
Schedule of loans receivable including accrued interest
		Participant	Installment
	Waterproof	Games	Entertainment	Total
	$	$	$	$
Balance November 30, 2015	-	-	-	-
Advances	100,000	-	-	100,000
Accrued interest revenue	2,500	-	-	2,500
Repayments received	(23,428)	-	-	(23,428)

Balance November 30, 2016	79,072	-	-	79,072
Advances	28,619	150,000	100,000	278,619
Accrued interest revenue	6,070	22,135	9,357	37,562
Repayments received	(13,362)	-	-	(13,362)

Balance November 30, 2017	100,399	172,135	109,357	381,891
Accrued interest revenue	8,116	27,671	17,580	53,367
Repayments received	(3,963)	-	-	(3,963)

Balance November 30, 2018	104,552	199,806	126,937	431,295